Income Taxes - Schedule of Reconciliation of Federal Statutory Tax Rate to Company's Effective Tax Rate (Detail)	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Provision at federal statutory tax rate			35.00%	34.00%	34.00%
State income taxes-net of federal tax impact			0.70%	5.60%	2.10%
Foreign income			0.60%	(2.00%)	(3.30%)
Net adjustments to tax accruals and other			0.10%	4.60%	(4.40%)
Valuation allowance			76.50%	(49.40%)	(32.50%)
Stock-based compensation			(30.00%)	12.40%	(6.70%)
Effective tax rate	51.06%	(1.51%)	82.90%	5.20%	(10.80%)